                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE TAX FREE RESERVES

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

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EATON VANCE TAX FREE RESERVES as of June 30, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

INVESTMENT ENVIRONMENT

- During the first half of 2004, the U.S. economy has continued its recovery, with higher business and consumer confidence, a stable dollar, low interest rates, broad-based demand, and lean inventories helping to drive growth. The economy grew at an annualized rate of 3.90% during the first quarter of 2004, and it has created an impressive 1.3 million jobs in the first half.

- Although food and energy prices have risen considerably, core inflation appears to be contained. While the latest economic data are upbeat, we believe that the prospect of rising interest rates, ongoing geopolitical uncertainties, reduced stimulus in the form of tax cuts and low interest rates, and larger federal budget deficits will likely have a moderating effect on the economy's growth.

- In a much anticipated move, the U.S. Federal Reserve Board increased the Federal Funds Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) at its June 30, 2004 meeting. In its statement, the Federal Reserve reiterated its commitment to raise rates at a "measured" pace, but acknowledged that the risk of rising inflation could cause it to be more aggressive in the future.

- Management shortened the Fund's duration, or interest-rate sensitivity, in anticipation of further rate increases. We believe the Federal Reserve will likely raise short-term rates at a measured pace to a point that it believes is appropriate for the current level of solid, sustained economic growth. While we continue to maintain the Fund's conservative investment style, we will selectively seek opportunities, as they arise in the market, to increase income for shareholders.

THE FUND

- During the six-month period ended June 30, 2004, shareholders of Eaton Vance Tax Free Reserves received $0.002 per share in income dividends, free from regular federal income tax.(1)

  ABOUT EATON VANCE TAX FREE RESERVES

- Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality, securities having low credit risk.(2) The Fund seeks to achieve its objective by investing at least 85% of its assets in a diversified portfolio of high-quality obligations, the interest from which is exempt from federal income tax.

- The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.

(1) A portion of the Fund's income could be subject to federal income and/or federal alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

EATON VANCE TAX FREE RESERVES as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                VALUE
-------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION -- 2.4%
$           700   Arizona School District, 1.75%, 7/30/04                   $       700,410
-------------------------------------------------------------------------------------------
                                                                            $       700,410
-------------------------------------------------------------------------------------------

GENERAL OBLIGATION NOTES / BONDS -- 17.4%
$           100   Chattanooga, TN, Series A, 3.00%, 11/1/04                 $       100,633
          1,000   Cincinnati, OH, School District, 1.65%, 9/10/04                 1,001,053
          1,205   De Kalb County, GA, School District, 5.10%, 7/1/04              1,205,000
            100   Huntsville, AL, Series F, 4.00%, 8/1/04                           100,247
          1,000   Iowa City, IA, School District, 2.00%, 6/1/05                   1,003,700
          1,060   Ocean County, NJ, 4.00%, 8/1/04                                 1,062,644
            475   South Carolina, Series B, 5.25%, 4/1/05                           488,564
            225   Stamford, CT, 5.00%, 7/15/04                                      225,337
-------------------------------------------------------------------------------------------
                                                                            $     5,187,178
-------------------------------------------------------------------------------------------

REVENUE NOTES / BONDS -- 15.4%
$           100   Arizona School Facility Board, 5.25%, 7/1/04              $       100,000
            100   Hamilton County, IN, Series A, FSA, 4.70%, 1/10/05                101,885
            150   Massachusetts, Water Pollution Abatement Trust,
                  5.20%, 8/1/04                                                     150,533
            160   New York Thruway Authority, Series C, Pre-Refunded to
                  1/1/05, (FGIC), 6.00%, 1/1/05                                     167,137
            100   Ohio Building Authority, (MBIA), 5.60%, 10/1/04                   101,127
            200   Texas A & M University, 5.50%, 7/1/04                             200,000
          1,500   Texas State, 2.00%, 8/31/04                                     1,502,150
          1,000   Wellesley, MA, 2.50%, 6/2/05                                    1,008,793
          1,250   West Memphis, AR, Public Facility Board, AMT,
                  (Meadows Apartments), (FHLMC), 1.13%, 12/1/34                   1,250,000
-------------------------------------------------------------------------------------------
                                                                            $     4,581,625
-------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGATIONS -- 64.0%
$         1,500   Connecticut, HEFA, (Bradley Health Care),
                  (LOC: Fleet National Bank), 1.08%, 7/1/29                 $     1,500,000
          1,000   Connecticut, HEFA, (University of Hartford),
                  (LOC: Citizens Bank of Rhode Island), 1.08%, 7/1/34             1,000,000
            500   Galveston, TX, Industrial Development
                  Corp, AMT, (Mitchell Interests),
                  (LOC: Bank One Texas N.A.), 1.22%, 9/1/13                         500,000
            700   Illinois Development Finance Authority, AMT,
                  (Cinnamon Lake Towers),
                  (LOC: Bank One N.A.), 1.10%, 4/15/37                              700,000
$         1,500   Illinois Educational Facility Authority,
                  (John F. Kennedy Health Care Foundation),
                  (LOC: LaSalle National Bank), 1.05%, 12/1/25              $     1,500,000
          1,250   Illinois, (FSA), (SPA: Wachovia Bank N.A.),
                  1.12%, 12/1/24                                                  1,250,000
          1,000   Jacksonville, FL, Health Facility Authority,
                  (LOC: Bank of America N.A.), 1.10%, 8/15/33                     1,000,000
          1,500   Kansas City, MO, IDA, (Willow Creek IV Apartments),
                  (FNMA), 1.12%, 9/1/25                                           1,500,000
          1,000   Metropolitan Pier and Exposition Authority, IL,
                  (MBIA), (Liq: Citibank), 1.23%, 12/15/31                        1,000,000
            605   Metropolitian Government of Nashville and
                  Davidson County, TN, IDR, (Dixie Graphics Inc.),
                  (LOC: Sun Trust Bank Nashville), 1.08%, 5/1/09                    605,000
          1,300   Missouri Health and Educational Facilities Authority,
                  (Washington University), (SPA: JP Morgan Chase Bank),
                  1.08%, 3/1/40                                                   1,300,000
            300   North Central, TX, Health Facility Development,
                  (Dallas Jewish Community Foundation),
                  (LOC: Allied Irish Bank PLC), 1.08%, 12/1/30                      300,000
            600   Ohio Higher Educational Facility Commission,
                  (John Carroll University), (LOC: Allied Irish Bank PLC),
                  1.10%, 11/15/31                                                   600,000
          1,000   Pasadena, TX, School District,
                  (SPA: Westdeutche Landesbank),
                  (PSF Guaranteed), 1.08%, 8/15/26                                1,000,000
            400   Pennsylvania Economic Development Authority, AMT,
                  (Westrum Hanover), (LOC: First Trust & Savings Bank,
                  Federal Home Loan Bank), 1.08%, 3/1/34                            400,000
            990   Pennsylvania Turnpike Commission (Oil Franchise),
                  (AMBAC), (Liq: Salomon Smith Barney), 1.14%, 12/15/15             990,000
            500   Philadelphia, PA, IDR, (Newcourtland Elder Services),
                  (LOC: PNC Bank N.A.), 1.10%, 3/1/27                               500,000
          1,000   Sacramento County, CA, (Administration Center &
                  Courthouse Project), (LOC: Bayerische Landesbank),
                  1.06%, 6/1/20                                                   1,000,000
          1,300   South Barrington, IL, (Cook County),
                  (LOC: Harris Trust & Savings Bank), 1.05%, 12/1/27              1,300,000
          1,065   Washington Economic Development Authority,
                  Series A, AMT, (LOC: U.S. Bank N.A.), 1.17%, 10/1/22            1,065,000
-------------------------------------------------------------------------------------------
                                                                            $    19,010,000
-------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                            VALUE
-------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 99.2%
  (identified cost $29,479,213)                                             $    29,479,213(1)
-------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.8%                                      $       237,931
-------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $    29,717,144
-------------------------------------------------------------------------------------------

At June 30, 2004, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

   Illinois                                                                            19.3%
   Texas                                                                               11.8%
   Others, representing less than 10% individually                                     68.1%

(1) Cost for federal income taxes is the same.

                        See notes to financial statements

EATON VANCE TAX FREE RESERVES as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investments, at amortized cost                                                $ 29,479,213
Cash                                                                               252,150
Receivable for Fund shares sold                                                     20,423
Interest receivable                                                                150,603
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $ 29,902,389
------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                              $    156,783
Dividends payable                                                                    5,459
Payable to affiliate for Trustees' fees                                                435
Accrued expenses                                                                    22,568
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $    185,245
------------------------------------------------------------------------------------------
NET ASSETS FOR 29,734,814 SHARES OF BENEFICIAL INTEREST OUTSTANDING           $ 29,717,144
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                               $ 29,718,745
Accumulated net realized loss (computed on the basis of identified cost)            (1,601)
------------------------------------------------------------------------------------------
TOTAL                                                                         $ 29,717,144
------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING
                                                                                29,734,814
------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
($29,717,144 DIVIDED BY 29,734,814 shares of beneficial
  interest outstanding)                                                       $       1.00
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Interest                                                                      $    147,415
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $    147,415
------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                        $     71,149
Trustees' fees and expenses                                                            862
Legal and accounting services                                                       13,948
Transfer and dividend disbursing agent fees                                          2,943
Printing and postage                                                                 2,890
Custodian fee                                                                       15,684
Registration fees                                                                    9,479
Interest                                                                               397
Miscellaneous                                                                        1,487
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $    118,839
------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $     15,684
------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $     15,684
------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $    103,155
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $     44,260
------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS)
Net realized loss --
   Investment transactions (identified cost basis)                            $        (13)
------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                             $        (13)
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     44,247
------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
                                                       JUNE 30, 2004          YEAR ENDED
                                                         (UNAUDITED)   DECEMBER 31, 2003
----------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment income                             $        44,260     $       125,244
   Net realized loss from investment transactions                (13)               (109)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $        44,247     $       125,135
----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                        $       (44,260)    $      (125,244)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $       (44,260)    $      (125,244)
----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
   net asset value of $1.00 per share --
   Proceeds from sale of shares                      $    38,919,871     $    60,317,407
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                                  15,221              35,682
   Cost of shares redeemed                               (38,736,580)        (60,099,666)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $       198,512     $       253,423
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $       198,499     $       253,314
----------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                               $    29,518,645     $    29,265,331
----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $    29,717,144     $    29,518,645
----------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE TAX FREE RESERVES as of June 30, 2004
FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004    ------------------------------------------------------------
                                                      (UNAUDITED)        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $  1.000         $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                 $  0.002         $  0.004     $  0.008     $  0.021     $  0.036     $  0.029
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                            $ (0.002)        $ (0.004)    $ (0.008)    $ (0.021)    $ (0.036)    $ (0.029)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $ (0.002)        $ (0.004)    $ (0.008)    $ (0.021)    $ (0.036)    $ (0.029)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $  1.000         $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                           0.15%            0.44%        0.81%        2.20%        3.69%        2.89%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)             $ 29,717         $ 29,519     $ 29,265     $ 32,355     $ 45,703     $ 40,456
Ratios (As a percentage of average daily net assets):
   Net expenses                                           0.84%(2)         0.77%        0.85%        0.75%        0.55%        0.46%
   Net expenses after custodian fee reduction             0.73%(2)         0.67%        0.74%        0.66%        0.46%        0.38%
   Net investment income                                  0.31%(2)         0.43%        0.81%        2.18%        3.56%        2.83%
-----------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a voluntary reduction of the investment adviser fee, a voluntary allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):

   Expenses                                                                0.78%                     0.79%        0.75%        0.76%
   Expenses after custodian fee reduction                                  0.68%                     0.70%        0.66%        0.68%
   Net investment income                                                   0.42%                     2.13%        3.36%        2.53%
Net investment income per share                                        $  0.004                  $  0.021     $  0.034     $  0.026
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2) Annualized.

                        See notes to financial statements

EATON VANCE TAX FREE RESERVES as of June 30, 2004
NOTESTO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any premium or accretion of any discount, accrued ratably to the date of maturity or call.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $1,588, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2005 ($1,479) and December 31, 2011 ($109). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

   D Other -- Investment transactions are accounted for on a trade-date basis.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   I Interim Financial Statements -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTION TO SHAREHOLDERS

   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $71,149. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $279 in sub-transfer agent fees.

4  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  PURCHASES AND SALES OF INVESTMENTS

   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $39,209,238 and $38,819,259, respectively, for the six months ended June 30, 2004.

7  CONTINGENT DEFERRED SALES CHARGE

   Shares of the Fund may be subject to a contingent deferred sales charge
   (CDSC) on certain redemptions. Shares of the Fund acquired in an exchange for Class A shares of an Eaton Vance fund subject to a CDSC will be subject to the CDSC applicable to the exchanged shares at the time of their purchase, unless such redemption is in connection with another exchange for shares subject to such a charge. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders of the Fund for the six months ended June 30, 2004.

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EATON VANCE TAX FREE RESERVES
INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

                    OFFICERS
                    Thomas E. Faust Jr.
                    President

                    William H. Ahern, Jr.
                    Vice President and
                    Portfolio Manager

                    Thomas J. Fetter
                    Vice President

                    Michael R. Mach
                    Vice President

                    Robert B. MacIntosh
                    Vice President

                    Duncan W. Richardson
                    Vice President

                    Walter A. Row, III
                    Vice President

                    Judith A. Saryan
                    Vice President

                    Susan Schiff
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    James B. Hawkes

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

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                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                          EATON VANCE TAX FREE RESERVES
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

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277-8/04                                                                   TRSRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX FREE RESERVES)

By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
   -------------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------